As filed with the Securities and Exchange Commission on November 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and address of agent for service)

Copy to:

Karin Jagel Flynn, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2013
Hotchkis & Wiley Diversified Value Fund (Unaudited)
	Shares
COMMON STOCKS - 97.58%	Held	Value
CONSUMER DISCRETIONARY - 10.72%
Auto Components - 3.20%
Delphi Automotive PLC	37,500	$2,190,750
Johnson Controls, Inc.	227,600	9,445,400
Magna International Inc.	25,800	2,130,048
		13,766,198
Automobiles - 0.98%
General Motors Company (a)	117,400	4,222,878
Hotels, Restaurants & Leisure - 0.44%
Carnival Corporation	58,000	1,893,120
Media - 3.10%
Comcast Corporation	50,600	2,194,522
The Interpublic Group of Companies, Inc.	314,200	5,397,956
Time Warner Cable Inc.	51,400	5,736,240
		13,328,718
Multiline Retail - 2.25%
Target Corporation	151,700	9,705,766
Specialty Retail - 0.75%
Lowe's Companies, Inc.	67,600	3,218,436

TOTAL CONSUMER DISCRETIONARY		46,135,116

CONSUMER STAPLES - 4.92%
Beverages - 0.98%
Molson Coors Brewing Company	42,500	2,130,525
PepsiCo, Inc.	26,500	2,106,750
		4,237,275
Food & Staples Retailing - 2.23%
Wal-Mart Stores, Inc.	129,600	9,585,216
Food Products - 1.71%
Kellogg Company	53,800	3,159,674
Mondelez International, Inc.	133,100	4,182,002
		7,341,676
TOTAL CONSUMER STAPLES		21,164,167

ENERGY - 10.30%
Oil, Gas & Consumable Fuels - 10.30%
Cobalt International Energy, Inc. (a)	371,500	9,235,490
Kosmos Energy Ltd. (a)	119,200	1,225,376
Marathon Oil Corporation	105,100	3,665,888
Murphy Oil Corporation	45,400	2,738,528
Royal Dutch Shell PLC - ADR	191,100	13,157,235
Total S.A. - ADR	246,900	14,300,448
TOTAL ENERGY		44,322,965

FINANCIALS - 25.51%
Capital Markets - 1.69%
The Bank of New York Mellon Corporation	140,100	4,229,619
Morgan Stanley	113,500	3,058,825
		7,288,444
Commercial Banks - 4.04%
SunTrust Banks, Inc.	247,500	8,023,950
Wells Fargo & Company	226,034	9,339,725
		17,363,675
Consumer Finance - 2.27%
Capital One Financial Corporation	142,300	9,781,702
Diversified Financial Services - 10.16%
Bank of America Corporation	1,000,322	13,804,443
Citigroup Inc.	271,874	13,188,608
JPMorgan Chase & Co.	323,100	16,701,039
		43,694,090
Insurance - 7.35%
The Allstate Corporation	166,200	8,401,410
American International Group, Inc.	322,300	15,673,449
Unum Group	247,600	7,536,944
		31,611,803
TOTAL FINANCIALS		109,739,714

HEALTH CARE - 14.32%
Health Care Equipment & Supplies - 2.41%
Covidien Public Limited Company	66,200	4,034,228
Medtronic, Inc.	78,900	4,201,425
Zimmer Holdings, Inc.	26,100	2,143,854
		10,379,507
Health Care Providers & Services - 5.80%
Aetna Inc.	32,900	2,106,258
Humana Inc.	45,700	4,265,181
Quest Diagnostics Incorporated	43,800	2,706,402
UnitedHealth Group Incorporated	134,000	9,595,740
WellPoint, Inc.	74,800	6,254,028
		24,927,609
Pharmaceuticals - 6.11%
AstraZeneca PLC - ADR	126,100	6,548,373
Johnson & Johnson	102,000	8,842,380
Novartis AG - ADR	57,500	4,410,825
Sanofi SA - ADR	128,400	6,500,892
		26,302,470
TOTAL HEALTH CARE		61,609,586

INDUSTRIALS - 9.08%
Aerospace & Defense - 3.75%
The Boeing Company	55,200	6,486,000
Embraer S.A. - ADR	68,400	2,220,948
Lockheed Martin Corporation	41,700	5,318,835
Northrop Grumman Corporation	22,200	2,114,772
		16,140,555
Air Freight & Logistics - 1.50%
FedEx Corporation	56,500	6,447,215
Machinery - 3.83%
Cummins Inc.	51,900	6,895,953
PACCAR Inc.	94,200	5,243,172
Stanley Black & Decker, Inc.	47,700	4,320,189
		16,459,314
TOTAL INDUSTRIALS		39,047,084

INFORMATION TECHNOLOGY - 13.20%
Computers & Peripherals - 2.80%
Hewlett-Packard Company	574,700	12,057,206
Electronic Equipment, Instruments & Components - 3.28%
Corning Incorporated	750,000	10,942,500
TE Connectivity Ltd.	61,300	3,174,114
		14,116,614
IT Services - 0.98%
International Business Machines Corporation	22,600	4,185,068
Semiconductors & Semiconductor Equipment - 0.75%
Texas Instruments Incorporated	80,400	3,237,708
Software - 5.39%
Microsoft Corporation	359,000	11,958,290
Oracle Corporation	338,100	11,214,777
		23,173,067
TOTAL INFORMATION TECHNOLOGY		56,769,663

TELECOMMUNICATION SERVICES - 3.30%
Wireless Telecommunication Services - 3.30%
Vodafone Group Public Limited Company - ADR	402,900	14,174,022
TOTAL TELECOMMUNICATION SERVICES		14,174,022

UTILITIES - 6.23%
Electric Utilities - 3.05%
Edison International	57,200	2,634,632
Exelon Corporation	353,400	10,474,776
		13,109,408
Independent Power Producers & Energy Traders - 1.41%
NRG Energy, Inc.	222,500	6,080,925
Multi-Utilities - 1.77%
Public Service Enterprise Group Incorporated	231,600	7,626,588
TOTAL UTILITIES		26,816,921

Total common stocks (Cost $414,291,621)		419,779,238

Total long-term investments (Cost $414,291,621)		419,779,238

	Principal
SHORT-TERM INVESTMENTS - 2.27%	Amount
Time Deposits - 2.27%
JPMorgan Chase & Co., 0.03%, 10/01/2013*	$9,769,008	9,769,008
Total short-term investments (Cost $9,769,008)		9,769,008

Total investments - 99.85% (Cost $424,060,629)		429,548,246

Other assets in excess of liabilities - 0.15%		641,498

Net assets - 100.00%		$430,189,744

(a) -	Non-income producing security.
ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2013
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.91%	Held	Value
CONSUMER DISCRETIONARY - 9.37%
Auto Components - 3.98%
Johnson Controls, Inc.	344,000	$14,276,000
Lear Corporation	94,100	6,734,737
Magna International Inc.	60,400	4,986,624
		25,997,361
Media - 2.06%
Comcast Corporation	154,800	6,713,676
The Interpublic Group of Companies, Inc.	395,500	6,794,690
		13,508,366
Multiline Retail - 2.55%
Target Corporation	260,200	16,647,596
Specialty Retail - 0.78%
Lowe's Companies, Inc.	106,800	5,084,748

TOTAL CONSUMER DISCRETIONARY		61,238,071

CONSUMER STAPLES - 3.52%
Food & Staples Retailing - 3.02%
Wal-Mart Stores, Inc.	266,800	19,732,528
Food Products - 0.50%
Mondelez International, Inc.	104,800	3,292,816

TOTAL CONSUMER STAPLES		23,025,344

ENERGY - 10.12%
Oil, Gas & Consumable Fuels - 10.12%
Marathon Oil Corporation	214,000	7,464,320
Murphy Oil Corporation	151,800	9,156,576
Royal Dutch Shell PLC - ADR (c)	367,000	25,267,950
Total S.A. - ADR (c)	419,100	24,274,272
TOTAL ENERGY		66,163,118

FINANCIALS - 25.91%
Capital Markets - 0.84%
The Bank of New York Mellon Corporation	181,400	5,476,466
Commercial Banks - 2.47%
BB&T Corporation	95,900	3,236,625
Wells Fargo & Company	312,891	12,928,656
		16,165,281
Consumer Finance - 2.55%
Capital One Financial Corporation	242,400	16,662,576
Diversified Financial Services - 11.06%
Bank of America Corporation	1,685,289	23,256,988
Citigroup Inc.	457,968	22,216,028
JPMorgan Chase & Co.	519,300	26,842,617
		72,315,633
Insurance - 8.99%
The Allstate Corporation	327,600	16,560,180
American International Group, Inc.	531,200	25,832,256
Assurant, Inc.	62,600	3,386,660
Unum Group	426,600	12,985,704
		58,764,800
TOTAL FINANCIALS		169,384,756

HEALTH CARE - 13.59%
Health Care Equipment & Supplies - 1.01%
Zimmer Holdings, Inc.	80,700	6,628,698
Health Care Providers & Services - 5.39%
Humana Inc.	68,100	6,355,773
UnitedHealth Group Incorporated	248,200	17,773,602
WellPoint, Inc.	132,600	11,086,686
		35,216,061
Pharmaceuticals - 7.19%
AstraZeneca PLC - ADR	195,600	10,157,508
Johnson & Johnson	180,700	15,664,883
Merck & Co., Inc.	69,700	3,318,417
Novartis AG - ADR	97,900	7,509,909
Sanofi SA - ADR	204,700	10,363,961
		47,014,678
TOTAL HEALTH CARE		88,859,437

INDUSTRIALS - 9.56%
Aerospace & Defense - 4.24%
The Boeing Company	85,800	10,081,500
Embraer S.A. - ADR	100,500	3,263,235
Lockheed Martin Corporation	72,500	9,247,375
Northrop Grumman Corporation	53,600	5,105,936
		27,698,046
Machinery - 4.80%
Cummins Inc.	111,500	14,815,005
PACCAR Inc.	176,200	9,807,292
Stanley Black & Decker, Inc.	74,700	6,765,579
		31,387,876
Professional Services - 0.52%
Manpowergroup Inc.	46,600	3,389,684

TOTAL INDUSTRIALS		62,475,606

INFORMATION TECHNOLOGY - 13.77%
Computers & Peripherals - 3.03%
Hewlett-Packard Company	944,900	19,824,002
Electronic Equipment, Instruments & Components - 3.54%
Corning Incorporated	1,148,000	16,749,320
TE Connectivity Ltd.	123,125	6,375,412
		23,124,732
IT Services - 1.24%
International Business Machines Corporation	43,600	8,073,848
Software - 5.96%
Microsoft Corporation	649,000	21,618,190
Oracle Corporation	523,200	17,354,544
		38,972,734
TOTAL INFORMATION TECHNOLOGY		89,995,316

TELECOMMUNICATION SERVICES - 3.17%
Wireless Telecommunication Services - 3.17%
Vodafone Group Public Limited Company - ADR	590,100	20,759,718
TOTAL TELECOMMUNICATION SERVICES		20,759,718

UTILITIES - 8.90%
Electric Utilities - 5.05%
Edison International	95,800	4,412,548
Exelon Corporation	637,500	18,895,500
PPL Corporation	154,700	4,699,786
The Southern Company	122,000	5,023,960
		33,031,794
Independent Power Producers & Energy Traders - 1.70%
NRG Energy, Inc.	408,100	11,153,373
Multi-Utilities - 2.15%
Public Service Enterprise Group Incorporated	426,100	14,031,473
TOTAL UTILITIES		58,216,640

Total common stocks (Cost $642,014,976)		640,118,006

Total long-term investments (Cost $642,014,976)		640,118,006

COLLATERAL FOR SECURITIES ON LOAN - 1.63%
Money Market Funds - 1.63%
Invesco Government Agency Portfolio, 0.02%^	10,677,500	10,677,500
Total collateral for securities on loan (Cost $10,677,500)

	Principal
SHORT-TERM INVESTMENTS - 1.85%	Amount
Time Deposits - 1.85%
Wells Fargo & Company, 0.03%, 10/01/2013*	$12,084,773	12,084,773
Total short-term investments (Cost $12,084,773)		12,084,773

Total investments - 101.39% (Cost $664,777,249)		662,880,279

Liabilities in excess of other assets - (1.39)%		(9,118,138)

Net assets - 100.00%		$653,762,141

(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $10,462,656.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2013.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2013
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.29%	Held	Value
CONSUMER DISCRETIONARY - 19.99%
Auto Components - 6.95%
Delphi Automotive PLC	227,300	$13,278,866
The Goodyear Tire & Rubber Company	3,792,900	85,150,605
Lear Corporation	595,000	42,584,150
Magna International Inc.	385,400	31,818,624
		172,832,245
Diversified Consumer Services - 1.03%
H & R Block, Inc.	964,900	25,724,234
Media - 5.49%
The Interpublic Group of Companies, Inc.	2,627,500	45,140,450
News Corporation (a)	831,300	13,350,678
Valassis Communications, Inc. (b)	2,697,800	77,912,464
		136,403,592
Multiline Retail - 2.75%
Kohl's Corporation	1,320,900	68,356,575
Specialty Retail - 3.77%
Rent-A-Center, Inc.	1,493,300	56,894,730
Staples, Inc.	2,514,900	36,843,285
		93,738,015
TOTAL CONSUMER DISCRETIONARY		497,054,661

CONSUMER STAPLES - 3.49%
Beverages - 2.76%
Molson Coors Brewing Company	1,368,500	68,602,905
Food Products - 0.73%
Fresh Del Monte Produce Inc.	613,000	18,193,840
TOTAL CONSUMER STAPLES		86,796,745

ENERGY - 7.16%
Energy Equipment & Services - 0.50%
McDermott International, Inc. (a)	1,682,100	12,498,003
Oil, Gas & Consumable Fuels - 6.66%
Cobalt International Energy, Inc. (a)	3,164,100	78,659,526
Kosmos Energy Ltd. (a)	7,244,400	74,472,432
Stone Energy Corporation (a)	383,700	12,443,391
		165,575,349
TOTAL ENERGY		178,073,352

FINANCIALS - 22.29%
Capital Markets - 0.73%
Northern Trust Corporation	336,200	18,285,918
Commercial Banks - 11.06%
Comerica Incorporated	316,600	12,445,546
First Horizon National Corporation	3,885,058	42,696,783
KeyCorp	2,846,720	32,452,608
Regions Financial Corporation	7,453,500	69,019,410
SunTrust Banks, Inc.	2,882,300	93,444,166
Zions Bancorporation	910,300	24,960,426
		275,018,939
Diversified Financial Services - 2.36%
PHH Corporation (a)	2,469,800	58,633,052
Insurance - 8.14%
Allied World Assurance Company Holdings, AG	189,900	18,874,161
Assurant, Inc.	108,700	5,880,670
Torchmark Corporation	307,900	22,276,565
Unum Group	2,057,500	62,630,300
Willis Group Holdings Public Limited Company	1,851,800	80,238,494
XL Group Public Limited Company	402,600	12,408,132
		202,308,322
TOTAL FINANCIALS		554,246,231

HEALTH CARE - 6.05%
Health Care Equipment & Supplies - 0.50%
Zimmer Holdings, Inc.	149,900	12,312,786
Health Care Providers & Services - 5.55%
Humana Inc.	668,800	62,419,104
Quest Diagnostics Incorporated	818,400	50,568,936
WellCare Health Plans, Inc. (a)	360,000	25,106,400
		138,094,440
TOTAL HEALTH CARE		150,407,226

INDUSTRIALS - 9.91%
Aerospace & Defense - 2.51%
Embraer S.A. - ADR	936,500	30,408,155
Huntington Ingalls Industries, Inc.	475,600	32,055,440
		62,463,595
Airlines - 1.30%
JetBlue Airways Corporation (a)	4,845,900	32,273,694
Machinery - 2.12%
Navistar International Corporation (a) (c)	389,700	14,216,256
Stanley Black & Decker, Inc.	425,600	38,546,592
		52,762,848
Professional Services - 1.09%
Manpowergroup Inc.	373,000	27,132,020
Road & Rail - 2.89%
Avis Budget Group, Inc. (a)	659,400	19,010,502
Con-way Inc.	1,222,500	52,677,525
		71,688,027
TOTAL INDUSTRIALS		246,320,184

INFORMATION TECHNOLOGY - 14.29%
Communications Equipment - 3.94%
ARRIS Group, Inc. (a)	5,744,200	97,996,052
Electronic Equipment, Instruments & Components - 3.63%
Avnet, Inc.	197,600	8,241,896
CDW Corporation (a)	777,100	17,741,193
Ingram Micro Inc. (a)	2,792,500	64,367,125
		90,350,214
IT Services - 1.32%
Amdocs Limited	369,400	13,534,816
The Western Union Company	1,027,400	19,171,284
		32,706,100
Semiconductors & Semiconductor Equipment - 3.75%
Marvell Technology Group Ltd.	2,038,700	23,445,050
ON Semiconductor Corporation (a)	9,560,600	69,792,380
		93,237,430
Software - 1.65%
CA, Inc.	825,500	24,492,585
Comverse, Inc. (a)	190,680	6,092,226
Symantec Corporation	426,700	10,560,825
		41,145,636
TOTAL INFORMATION TECHNOLOGY		355,435,432

UTILITIES - 13.11%
Electric Utilities - 6.34%
Great Plains Energy Incorporated	4,041,800	89,727,960
PPL Corporation	2,233,300	67,847,654
		157,575,614
Independent Power Producers & Energy Traders - 3.84%
NRG Energy, Inc.	3,496,300	95,553,879
Multi-Utilities - 2.93%
Public Service Enterprise Group Incorporated	2,212,000	72,841,160
TOTAL UTILITIES		325,970,653

Total common stocks (Cost $2,172,786,874)		2,394,304,484

Total long-term investments (Cost $2,172,786,874)		2,394,304,484

COLLATERAL FOR SECURITIES ON LOAN - 0.42%
Money Market Funds - 0.42%
Invesco Government Agency Portfolio, 0.02%^	10,349,871	10,349,871
Total collateral for securities on loan (Cost $10,349,871)

	Principal
SHORT-TERM INVESTMENTS - 3.14%	Amount
Time Deposits - 3.14%
JPMorgan Chase & Co., 0.03%, 10/01/2013*	$78,204,269	78,204,269
Total short-term investments (Cost $78,204,269)		78,204,269

Total investments - 99.85% (Cost $2,261,341,014)		2,482,858,624

Other assets in excess of liabilities - 0.15%		3,705,466

Net assets - 100.00%		$2,486,564,090

(a) -	Non-income producing security.
(b) -
Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the  Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2013, is set forth below:

Issuer Name	Share Balance At July 1, 2013	Additions	Reductions	Share Balance At September 30, 2013	Dividend Income	Value At September 30, 2013
Valassis Communications, Inc.	2,722,200	87,900	112,300	2,697,800	$836,318	$77,912,464

(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $10,136,394.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2013.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2013
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 94.40%	Held	Value
CONSUMER DISCRETIONARY - 15.79%
Diversified Consumer Services - 0.47%
DeVry, Inc.	109,500	$3,346,320
Hotels, Restaurants & Leisure - 0.78%
Lakes Entertainment, Inc. (a)	197,000	815,580
Ruby Tuesday, Inc. (a)	635,900	4,769,250
		5,584,830
Media - 4.84%
The Interpublic Group of Companies, Inc.	99,600	1,711,128
Valassis Communications, Inc.	1,133,600	32,738,368
		34,449,496
Multiline Retail - 2.50%
Big Lots, Inc. (a)	479,300	17,777,237
Specialty Retail - 5.51%
Rent-A-Center, Inc.	715,500	27,260,550
Sonic Automotive, Inc.	501,100	11,926,180
		39,186,730
Textiles, Apparel & Luxury Goods - 1.69%
Quiksilver, Inc. (a)	1,711,600	12,032,548
TOTAL CONSUMER DISCRETIONARY		112,377,161

ENERGY - 1.08%
Energy Equipment & Services - 0.49%
McDermott International, Inc. (a)	473,000	3,514,390
Oil, Gas & Consumable Fuels - 0.59%
Cobalt International Energy, Inc. (a)	114,000	2,834,040
Stone Energy Corporation (a)	42,400	1,375,032
		4,209,072
TOTAL ENERGY		7,723,462

FINANCIALS - 25.42%
Commercial Banks - 7.53%
Associated Banc-Corp	452,000	7,001,480
First Financial Holdings, Inc.	37,243	2,054,324
First Horizon National Corporation	2,276,831	25,022,376
First Interstate BancSystem, Inc.	117,800	2,844,870
First Niagara Financial Group, Inc.	261,300	2,709,681
Synovus Financial Corp.	2,393,100	7,897,230
Webster Financial Corporation	238,200	6,081,246
		53,611,207
Diversified Financial Services - 3.33%
PHH Corporation (a)	997,300	23,675,902
Insurance - 11.55%
Argo Group International Holdings, Ltd.	257,510	11,042,029
CNO Financial Group, Inc.	1,254,200	18,060,480
Endurance Specialty Holdings Ltd.	98,800	5,307,536
Global Indemnity Public Limited Company (a)	375,536	9,561,146
The Hanover Insurance Group, Inc.	97,200	5,377,104
Horace Mann Educators Corporation	557,800	15,830,364
National Western Life Insurance Company	5,400	1,089,558
Symetra Financial Corporation	895,800	15,963,156
		82,231,373
Real Estate Investment Trusts - 3.01%
CapLease, Inc.	539,100	4,576,959
The GEO Group, Inc.	342,896	11,401,292
Granite Real Estate Investment Trust	153,100	5,458,015
		21,436,266
TOTAL FINANCIALS		180,954,748

HEALTH CARE - 8.70%
Health Care Providers & Services - 7.07%
Hanger, Inc. (a)	158,000	5,334,080
LifePoint Hospitals, Inc. (a)	492,900	22,983,927
PharMerica Corporation (a)	492,400	6,534,148
WellCare Health Plans, Inc. (a)	221,700	15,461,358
		50,313,513
Pharmaceuticals - 1.63%
Taro Pharmaceutical Industries Ltd. (a)	153,000	11,628,000
TOTAL HEALTH CARE		61,941,513

INDUSTRIALS - 29.26%
Aerospace & Defense - 4.84%
Alliant Techsystems Inc.	90,700	8,848,692
Embraer S.A. - ADR	47,400	1,539,078
Huntington Ingalls Industries, Inc.	356,900	24,055,060
		34,442,830
Airlines - 1.41%
JetBlue Airways Corporation (a)	1,512,300	10,071,918
Building Products - 2.99%
Masonite International Corporation (a)	434,400	21,255,192
Construction & Engineering - 0.87%
Tutor Perini Corporation (a)	290,700	6,197,724
Machinery - 4.74%
CIRCOR International, Inc.	123,200	7,660,576
Meritor, Inc. (a)	1,617,100	12,710,406
Miller Industries, Inc. (b)	785,400	13,336,092
		33,707,074
Marine - 1.50%
Matson, Inc.	407,900	10,699,217
Professional Services - 3.05%
Heidrick & Struggles International, Inc.	113,700	2,167,122
Hudson Global, Inc. (a) (b)	2,171,800	7,036,632
Korn/Ferry International (a)	150,300	3,216,420
Manpowergroup Inc.	128,000	9,310,720
		21,730,894
Road & Rail - 7.42%
Avis Budget Group, Inc. (a)	828,200	23,877,006
Con-way Inc.	670,900	28,909,081
		52,786,087
Trading Companies & Distributors - 2.44%
Rush Enterprises, Inc. (a)	655,400	17,374,654
TOTAL INDUSTRIALS		208,265,590

INFORMATION TECHNOLOGY - 7.48%
Communications Equipment - 3.44%
ARRIS Group, Inc. (a)	1,354,100	23,100,946
Symmetricom, Inc. (a)	293,200	1,413,224
		24,514,170
Computers & Peripherals - 0.92%
QLogic Corporation (a)	598,900	6,551,966
IT Services - 0.05%
CIBER, Inc. (a)	106,900	352,770
Semiconductors & Semiconductor Equipment - 2.07%
Intersil Corporation	278,800	3,130,924
ON Semiconductor Corporation (a)	1,586,300	11,579,990
		14,710,914
Software - 1.00%
Comverse, Inc. (a)	223,810	7,150,729
TOTAL INFORMATION TECHNOLOGY		53,280,549

MATERIALS - 3.13%
Metals & Mining - 3.13%
Horsehead Holding Corp. (a)	817,300	10,183,558
Kaiser Aluminum Corporation	100,500	7,160,625
Noranda Aluminum Holding Corporation	2,011,200	4,947,552
TOTAL MATERIALS		22,291,735

UTILITIES - 3.54%
Electric Utilities - 2.13%
Great Plains Energy Incorporated	614,200	13,635,240
Westar Energy, Inc.	49,100	1,504,915
		15,140,155
Independent Power Producers & Energy Traders - 1.41%
NRG Energy, Inc.	367,499	10,043,748
TOTAL UTILITIES		25,183,903
Total common stocks (Cost $579,089,345)		672,018,661

INVESTMENT COMPANIES - 3.71%
Exchange Traded Funds - 3.71%
iShares Russell 2000 Index Fund (c)	125,400	13,370,148
iShares Russell 2000 Value Index Fund (c)	142,100	13,022,044
Total investment companies (Cost $22,127,962)		26,392,192

Total long-term investments (Cost $601,217,307)		698,410,853

COLLATERAL FOR SECURITIES ON LOAN - 2.82%
Money Market Funds - 2.82%
Invesco Government Agency Portfolio, 0.02%^	20,091,095	20,091,095
Total collateral for securities on loan (Cost $20,091,095)		20,091,095

	Principal
SHORT-TERM INVESTMENTS - 2.01%	Amount
Time Deposits - 2.01%
Wells Fargo & Company, 0.03%, 10/01/2013*	$14,336,216	14,336,216
Total short-term investments (Cost $14,336,216)		14,336,216

Total investments - 102.94% (Cost $635,644,618)		732,838,164

Liabilities in excess of other assets - (2.94)%		(20,960,585)

Net assets - 100.00%		$711,877,579

(a) -	Non-income producing security.
(b) -
Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2013, is set forth below:

	Issuer Name	Share Balance At July 1, 2013	Additions	Reductions	Share Balance At September 30, 2013	Dividend Income	Value At September 30, 2013
	Hudson Global, Inc.	2,171,800	-	-	2,171,800	$-	$7,036,632
	Miller Industries, Inc.	768,300	17,100	-	785,400	109,956	13,336,092
	Overhill Farms, Inc. +	982,900	-	982,900	-	-	-

+	Issuer was not an affiliate as of September 30, 2013.

(c) -	All or a portion of this security is on loan. The total market value of securities on loan was $19,688,872.
ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of September 30, 2013.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2013
Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.23%	Held	Value
CONSUMER DISCRETIONARY - 9.78%
Auto Components - 1.28%
Compagnie Generale des Etablissements Michelin (f)	188	$20,849
Magna International Inc.	160	13,210
		34,059
Automobiles - 3.43%
Bayerische Motoren Werke AG (f)	167	13,625
Daimler AG (f)	290	22,611
Honda Motor Co., Ltd. (f)	600	22,934
Renault SA (f)	397	31,660
		90,830
Distributors - 0.98%
D'Ieteren SA (f)	562	26,091
Media - 3.07%
Atresmedia Corporacion de Medios de Comunicacion, S.A. (f)	1,266	16,274
Valassis Communications, Inc.	2,251	65,009
		81,283
Multiline Retail - 1.02%
Target Corporation	421	26,936
TOTAL CONSUMER DISCRETIONARY		259,199

CONSUMER STAPLES - 6.06%
Beverages - 0.99%
Asahi Group Holdings, Ltd. (f)	500	13,163
Molson Coors Brewing Company	260	13,033
		26,196
Food & Staples Retailing - 5.07%
Carrefour SA (f)	1,609	55,188
Tesco PLC (f)	7,920	46,044
Wal-Mart Stores, Inc.	447	33,060
		134,292
TOTAL CONSUMER STAPLES		160,488

ENERGY - 8.74%
Oil, Gas & Consumable Fuels - 8.74%
Cobalt International Energy, Inc. (a)	1,869	46,463
Kosmos Energy Ltd. (a)	6,195	63,685
Royal Dutch Shell PLC - ADR	895	61,621
Total S.A. - ADR	1,033	59,831
TOTAL ENERGY		231,600

FINANCIALS - 27.18%
Capital Markets - 1.25%
The Bank of New York Mellon Corporation	440	13,284
Credit Suisse Group AG (f)	652	19,939
		33,223
Commercial Banks - 3.28%
Barclays PLC (f)	7,014	29,976
SunTrust Banks, Inc.	589	19,095
Wells Fargo & Company	919	37,973
		87,044
Diversified Financial Services - 10.84%
Bank of America Corporation	5,333	73,595
Citigroup Inc.	1,542	74,803
ING Groep N.V. (a) (f)	3,863	43,833
JPMorgan Chase & Co.	1,836	94,903
		287,134
Insurance - 11.81%
The Allstate Corporation	528	26,690
American International Group, Inc.	1,977	96,142
Direct Line Insurance Group PLC (f)	31,966	110,322
National Western Life Insurance Company	63	12,712
Willis Group Holdings Public Limited Company	1,546	66,988
		312,854
TOTAL FINANCIALS		720,255

HEALTH CARE - 12.73%
Health Care Equipment & Supplies - 0.97%
Covidien Public Limited Company	422	25,717
Health Care Providers & Services - 3.29%
Humana Inc.	268	25,012
UnitedHealth Group Incorporated	696	49,840
WellPoint, Inc.	147	12,291
		87,143
Pharmaceuticals - 8.47%
AstraZeneca PLC - ADR	1,043	54,163
Novartis AG - ADR	427	32,755
Ono Pharmaceutical Co., Ltd. (f)	200	12,289
Sanofi SA (f)	805	81,528
Taro Pharmaceutical Industries Ltd. (a)	575	43,700
		224,435
TOTAL HEALTH CARE		337,295

INDUSTRIALS - 12.22%
Aerospace & Defense - 4.39%
BAE Systems plc (f)	8,135	59,791
Embraer S.A. - ADR	1,323	42,958
Huntington Ingalls Industries, Inc.	202	13,615
		116,364
Construction & Engineering - 1.10%
Bouygues SA (f)	794	29,064
Industrial Conglomerates - 0.51%
Siemens AG (f)	112	13,507
Machinery - 5.89%
Cummins Inc.	383	50,889
Danieli & C Officine Meccaniche SpA (f)	3,343	65,302
KSB AG (f)	66	39,774
		155,965
Professional Services - 0.33%
Hudson Global, Inc. (a)	2,720	8,813
TOTAL INDUSTRIALS		323,713

INFORMATION TECHNOLOGY - 10.82%
Computers & Peripherals - 2.51%
Hewlett-Packard Company	3,174	66,591
Electronic Equipment, Instruments & Components - 3.58%
Corning Incorporated	4,125	60,184
Nippon Electric Glass Co., Ltd. (f)	4,000	21,480
TE Connectivity Ltd.	255	13,204
		94,868
Software - 4.73%
Comverse, Inc. (a)	570	18,211
Microsoft Corporation	1,634	54,429
Oracle Corporation	1,587	52,641
		125,281
TOTAL INFORMATION TECHNOLOGY		286,740
TELECOMMUNICATION SERVICES - 5.32%
Wireless Telecommunication Services - 5.32%
Mobistar SA (f)	2,370	40,285
Vodafone Group Public Limited Company - ADR	2,866	100,826
TOTAL TELECOMMUNICATION SERVICES		141,111

UTILITIES - 6.38%
Electric Utilities - 3.09%
Exelon Corporation	1,919	56,879
SSE PLC (f)	1,045	24,923
		81,802
Independent Power Producers & Energy Traders - 1.54%
NRG Energy, Inc.	1,493	40,804
Multi-Utilities - 1.75%
Public Service Enterprise Group Incorporated	1,412	46,497
TOTAL UTILITIES		169,103
Total common stocks (Cost $2,370,852)		2,629,504

Total long-term investments (Cost $2,370,852)		2,629,504
	Principal
SHORT-TERM INVESTMENTS - 0.73%	Amount
Time Deposits - 0.73%
Brown Brothers Harriman & Co., 0.03%, 10/01/2013*	$19,354	19,354
Total short-term investments (Cost $19,354)		19,354

Total investments - 99.96% (Cost $2,390,206)		2,648,858

Other assets in excess of liabilities - 0.04%		966

Net assets - 100.00%		$2,649,824

(a) -	Non-income producing security.
(f) -
Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $860,452, representing 32.47% of net assets.

ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2013
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 94.32%	Held	Value
CONSUMER DISCRETIONARY - 13.00%
Automobiles - 3.75%
Bayerische Motoren Werke AG (f)	123,800	$10,100,376
Hotels, Restaurants & Leisure - 0.15%
Lakes Entertainment, Inc. (a)	99,800	413,172
Media - 4.06%
Valassis Communications, Inc. (b)	378,900	10,942,632
Multiline Retail - 2.78%
Target Corporation	117,100	7,492,058
Specialty Retail - 2.26%
Rent-A-Center, Inc. (b)	159,900	6,092,190
TOTAL CONSUMER DISCRETIONARY		35,040,428

CONSUMER STAPLES - 6.12%
Food & Staples Retailing - 5.13%
Wal-Mart Stores, Inc.	186,900	13,823,124
Tobacco - 0.99%
Philip Morris International Inc.	30,700	2,658,313
TOTAL CONSUMER STAPLES		16,481,437

ENERGY - 4.37%
Oil, Gas & Consumable Fuels - 4.37%
Cobalt International Energy, Inc. (a)	264,700	6,580,442
Kosmos Energy Ltd. (a)	505,500	5,196,540
TOTAL ENERGY		11,776,982

FINANCIALS - 35.04%
Commercial Banks - 3.74%
Wells Fargo & Company	243,800	10,073,816
Consumer Finance - 1.78%
Capital One Financial Corporation	69,600	4,784,304
Diversified Financial Services - 12.57%
Bank of America Corporation	949,400	13,101,720
Citigroup Inc.	157,200	7,625,772
JPMorgan Chase & Co. (b)	254,200	13,139,598
		33,867,090
Insurance - 16.95%
American International Group, Inc. (b)	402,700	19,583,301
Direct Line Insurance Group PLC (f)	6,464,500	22,310,542
Global Indemnity Public Limited Company (a)	148,300	3,775,718
		45,669,561
TOTAL FINANCIALS		94,394,771

HEALTH CARE - 2.13%
Pharmaceuticals - 2.13%
Sanofi SA - ADR	26,700	1,351,821
Taro Pharmaceutical Industries Ltd. (a)	57,900	4,400,400
TOTAL HEALTH CARE		5,752,221

INDUSTRIALS - 14.74%
Air Freight & Logistics - 0.18%
Air T, Inc.	42,900	489,489
Building Products - 1.65%
Masonite International Corporation (a)	90,800	4,442,844
Machinery - 8.22%
Danieli & C Officine Meccaniche SpA (f)	371,300	7,252,921
KSB AG (f)	13,771	8,298,949
Meritor, Inc. (a)	493,000	3,874,980
Miller Industries, Inc. (b)	159,798	2,713,370
		22,140,220
Professional Services - 0.59%
Hudson Global, Inc. (a)	490,400	1,588,896
Road & Rail - 4.10%
Avis Budget Group, Inc. (a)	185,400	5,345,082
Con-way Inc.	132,300	5,700,807
		11,045,889
TOTAL INDUSTRIALS		39,707,338

INFORMATION TECHNOLOGY - 12.31%
Computers & Peripherals - 3.02%
Hewlett-Packard Company (b)	388,300	8,146,534
Electronic Equipment, Instruments & Components - 2.36%
Corning Incorporated	245,300	3,578,927
Nippon Electric Glass Co., Ltd. (f)	518,000	2,781,736
		6,360,663
Software - 6.93%
Microsoft Corporation	221,200	7,368,172
Oracle Corporation	340,200	11,284,434
		18,652,606
TOTAL INFORMATION TECHNOLOGY		33,159,803

MATERIALS - 0.72%
Metals & Mining - 0.72%
Noranda Aluminum Holding Corporation	791,300	1,946,598
TOTAL MATERIALS		1,946,598

TELECOMMUNICATION SERVICES - 1.44%
Wireless Telecommunication Services - 1.44%
Mobistar SA (f)	227,700	3,870,479
TOTAL TELECOMMUNICATION SERVICES		3,870,479

UTILITIES - 4.45%
Electric Utilities - 2.63%
Exelon Corporation	239,300	7,092,852
Independent Power Producers & Energy Traders - 1.82%
NRG Energy, Inc.	179,300	4,900,269
TOTAL UTILITIES		11,993,121
Total common stocks (Cost $237,106,152)		254,123,178

INVESTMENT COMPANIES - 0.31%
Closed-End Funds - 0.31%
Boulder Total Return Fund, Inc. (a)	37,900	826,220
Total investment companies (Cost $649,329)		826,220

PREFERRED STOCKS - 0.69%
FINANCIALS - 0.69%
Real Estate - 0.03%
W2007 Grace Acquisition I, Inc. (a)	6,366	73,607
Thrifts & Mortgage Finance - 0.66%
Federal Home Loan Mortgage Corporation - Series K (a)	33,900	303,744
Federal Home Loan Mortgage Corporation - Series N (a)	118,600	1,105,945
Federal Home Loan Mortgage Corporation - Series S (a)	18,700	166,243
Federal Home Loan Mortgage Corporation - Series T (a)	22,200	202,020
		1,777,952
TOTAL FINANCIALS		1,851,559
Total preferred stocks (Cost $382,356)		1,851,559
	Principal
CORPORATE BONDS - 2.59%	Amount
CONSUMER DISCRETIONARY - 0.39%
Household Durables - 0.39%
William Lyon Homes, Inc.
8.500%, 11/15/2020	$1,000,000	1,060,000
TOTAL CONSUMER DISCRETIONARY		1,060,000

MATERIALS - 2.20%
Metals & Mining - 2.20%
Horsehead Holding Corp.
10.500%, 06/01/2017 (Acquired 07/19/2012 - 10/23/2012, Cost $5,496,191) (r)	5,500,000	5,926,250
TOTAL MATERIALS		5,926,250
Total corporate bonds (Cost $6,496,191)		6,986,250
	Contracts
	(100 shares
PURCHASED PUT OPTIONS - 0.86%	per contract)
MATERIALS - 0.48%
Metals & Mining - 0.48%
United States Steel Corporation (a)
Expiration: January 2014, Exercise Price: $25.00	100	50,500
Expiration: January 2014, Exercise Price: $30.00	150	145,500
Expiration: January 2014, Exercise Price: $35.00	100	146,500
Expiration: January 2014, Exercise Price: $40.00	100	196,000
Expiration: January 2014, Exercise Price: $45.00	300	741,000
TOTAL MATERIALS		1,279,500

TELECOMMUNICATION SERVICES - 0.38%
Diversified Telecommunication Services - 0.38%
Verizon Communications Inc. (a)
Expiration: January 2015, Exercise Price: $45.00	2,000	1,030,000
TOTAL TELECOMMUNICATION SERVICES		1,030,000
Total purchased put options (Cost $2,223,969)		2,309,500
	Shares
WARRANTS - 0.82%	Held
FINANCIALS - 0.82%
Insurance - 0.82%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $45.00	117,400	2,224,730
TOTAL FINANCIALS		2,224,730
Total warrants (Cost $887,359)		2,224,730

Total long-term investments (Cost $247,745,356)		268,321,437
	Principal
SHORT-TERM INVESTMENTS - 0.59%	Amount
Time Deposits - 0.59%
JPMorgan Chase & Co., 0.03%, 10/01/2013*	$1,601,646	1,601,646
Total short-term investments (Cost $1,601,646)		1,601,646

Total investments - 100.18% (Cost $249,347,002)		269,923,083

Liabilities in excess of other assets - (0.18)%		(497,547)

Net assets - 100.00%		$269,425,536

(a) -	Non-income producing security.
(b) -	All or a portion of this security is segregated as collateral for bridge loan commitments.
(f) -
Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $54,615,003, representing 20.27% of net assets.

(r) -
Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional  buyers. The total market value of these securities was $5,926,250, representing 2.20% of net assets.

ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of September 30, 2013:

ASSET DERIVATIVES
Equity Contracts:
Purchased Put Options	$2,309,500

Schedule of Investments - September 30, 2013
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 56.20%	Held	Value
CONSUMER DISCRETIONARY - 5.67%
Auto Components - 1.66%
Johnson Controls, Inc.	9,537	$395,786
Automobiles - 0.26%
General Motors Company (a)	874	31,438
General Motors Company - Escrow (a) (f) (i)	4,600	0
Motors Liquidation Company GUC Trust (a)	860	30,487
		61,925
Hotels, Restaurants & Leisure - 0.50%
Carnival Corporation	3,632	118,548
Media - 1.13%
Valassis Communications, Inc.	9,280	268,006
Multiline Retail - 1.68%
Target Corporation	6,267	400,963
Specialty Retail - 0.44%
Lowe's Companies, Inc.	2,185	104,028
TOTAL CONSUMER DISCRETIONARY		1,349,256
CONSUMER STAPLES - 6.32%
Beverages - 1.97%
Molson Coors Brewing Company	6,679	334,818
PepsiCo, Inc.	1,684	133,878
		468,696
Food & Staples Retailing - 1.70%
Wal-Mart Stores, Inc. (c)	5,466	404,265
Food Products - 1.25%
Kellogg Company	1,110	65,190
Mondelez International, Inc.	7,414	232,948
		298,138
Tobacco - 1.40%
Philip Morris International Inc. (c)	3,840	332,506
TOTAL CONSUMER STAPLES		1,503,605
ENERGY - 5.58%
Oil, Gas & Consumable Fuels - 5.58%
Royal Dutch Shell PLC - ADR	9,644	663,989
Total S.A. - ADR	11,474	664,574
TOTAL ENERGY		1,328,563
FINANCIALS - 10.77%
Commercial Banks - 1.64%
Wells Fargo & Company	9,464	391,052
Consumer Finance - 1.16%
Capital One Financial Corporation	4,007	275,441
Diversified Financial Services - 3.07%
Citigroup Inc.	1,122	54,429
JPMorgan Chase & Co. (c)	13,102	677,243
		731,672
Insurance - 2.68%
The Allstate Corporation	5,939	300,217
Willis Group Holdings Public Limited Company	7,768	336,588
		636,805
Real Estate Investment Trusts - 2.22%
Corrections Corporation of America	7,579	261,854
The GEO Group, Inc.	8,040	267,330
		529,184
TOTAL FINANCIALS		2,564,154
HEALTH CARE - 7.46%
Health Care Providers & Services - 0.55%
WellPoint, Inc.	1,566	130,933
Pharmaceuticals - 6.91%
AstraZeneca PLC - ADR	6,704	348,139
Johnson & Johnson	5,905	511,904
Merck & Co., Inc.	2,129	101,362
Novartis AG - ADR	4,511	346,039
Sanofi SA - ADR	6,636	335,981
		1,643,425
TOTAL HEALTH CARE		1,774,358
INDUSTRIALS - 3.67%
Aerospace & Defense - 1.81%
BAE Systems plc - ADR	4,820	141,901
The Boeing Company	1,273	149,577
Lockheed Martin Corporation	1,083	138,137
		429,615
Machinery - 1.86%
Cummins Inc.	1,237	164,361
PACCAR Inc.	2,473	137,647
Stanley Black & Decker, Inc.	1,557	141,017
		443,025
TOTAL INDUSTRIALS		872,640
INFORMATION TECHNOLOGY - 7.16%
Computers & Peripherals - 1.58%
Hewlett-Packard Company	17,914	375,836
Electronic Equipment, Instruments & Components - 0.57%
Corning Incorporated	9,291	135,556
IT Services - 0.85%
International Business Machines Corporation	1,091	202,031
Software - 4.16%
CA, Inc.	4,494	133,337
Microsoft Corporation	19,529	650,511
Oracle Corporation	6,253	207,412
		991,260
TOTAL INFORMATION TECHNOLOGY		1,704,683
TELECOMMUNICATION SERVICES - 2.84%
Wireless Telecommunication Services - 2.84%
Vodafone Group Public Limited Company - ADR	19,195	675,280
TOTAL TELECOMMUNICATION SERVICES		675,280
UTILITIES - 6.73%
Electric Utilities - 4.27%
Exelon Corporation (c)	19,421	575,638
PPL Corporation	10,113	307,233
The Southern Company	3,246	133,670
		1,016,541
Multi-Utilities - 2.46%
Public Service Enterprise Group Incorporated	17,791	585,858
TOTAL UTILITIES		1,602,399
Total common stocks (Cost $11,595,352)		13,374,938
PREFERRED STOCKS - 1.92%
FINANCIALS - 1.92%
Commercial Banks - 1.13%
Countrywide Capital V, 7.000%	3,343	84,310
The Royal Bank of Scotland Group Public Limited Company, 6.600%	4,411	94,528
Synovus Financial Corp., 7.875% (b)	3,400	89,794
		268,632
Consumer Finance - 0.23%
GMAC Capital Trust I - Series 2, 8.125% (b)	2,003	53,580
Diversified Financial Services - 0.21%
Citigroup Inc., 7.125% (b)	2,000	50,500
Real Estate Investment Trusts - 0.33%
Strategic Hotels & Resorts, Inc. - Series A, 8.500%	3,479	79,391
Thrifts & Mortgage Finance - 0.02%
Federal Home Loan Mortgage Corporation - Series Z (a)	805	4,709
TOTAL FINANCIALS		456,812
Total preferred stocks (Cost $449,126)		456,812
CONVERTIBLE PREFERRED STOCKS - 0.37%
CONSUMER DISCRETIONARY - 0.33%
Auto Components - 0.33%
The Goodyear Tire & Rubber Company, 5.875%	1,240	78,963
TOTAL CONSUMER DISCRETIONARY		78,963
ENERGY - 0.04%
Oil, Gas & Consumable Fuels - 0.04%
PetroQuest Energy, Inc., 6.875%	250	8,750
TOTAL ENERGY		8,750
Total convertible preferred stocks (Cost $65,132)		87,713
	Principal
CONVERTIBLE BONDS - 0.61%	Amount
CONSUMER DISCRETIONARY - 0.20%
Leisure Equipment & Products - 0.20%
JAKKS Pacific, Inc.
4.500%, 11/01/2014	$50,000	47,469
TOTAL CONSUMER DISCRETIONARY		47,469
INDUSTRIALS - 0.41%
Machinery - 0.41%
Meritor, Inc.
7.875%, 03/01/2026 (Acquired 11/29/2012 - 09/05/2013, Cost $36,794) (r)	35,000	44,078
4.000%, 02/15/2027 (b)	58,000	53,287
		97,365
TOTAL INDUSTRIALS		97,365
Total convertible bonds (Cost $137,639)		144,834

CORPORATE BONDS - 37.23%
CONSUMER DISCRETIONARY - 8.83%
Auto Components - 0.86%
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 05/09/2011 - 04/12/2013, Cost $64,930) (r)	62,000	66,185
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	51,000	57,120
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 12/31/2010 - 05/29/2013, Cost $80,001) (i) (r)	75,000	80,813
		204,118
Automobiles - 0.33%
Chrysler Group LLC / CG Co-Issuer Inc.
8.250%, 06/15/2021	70,000	78,750
Hotels, Restaurants & Leisure - 1.70%
El Pollo Loco, Inc.
17.000%, 01/01/2018 (Acquired 03/12/2013 - 07/01/2013, Cost $72,983) (i) (p) (r)	71,583	75,521
MGM Resorts International
7.750%, 03/15/2022	80,000	87,100
RHP Hotel Properties LP / RHP Finance Corporation
5.000%, 04/15/2021 (Acquired 03/27/2013 - 06/04/2013, Cost $60,033) (r)	60,000	56,550
Ruby Tuesday, Inc.
7.625%, 05/15/2020	100,000	101,999
Shearer's Foods LLC / Chip Finance Corporation
9.000%, 11/01/2019 (Acquired 10/24/2012 - 06/26/2013, Cost $85,005) (r)	80,000	84,000
		405,170
Household Durables - 0.95%
M/I Homes, Inc.
8.625%, 11/15/2018	55,000	59,400
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023 (Acquired 01/28/2013 - 07/30/2013, Cost $81,849) (r)	80,000	77,200
William Lyon Homes, Inc.
8.500%, 11/15/2020	84,000	89,040
		225,640
Leisure Equipment & Products - 1.35%
BC Mountain LLC / BC Mountain Finance, Inc.
7.000%, 02/01/2021 (Acquired 01/25/2013 - 06/12/2013, Cost $77,459) (r)	75,000	74,813
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 08/26/2013, Cost $76,883) (r)	75,000	76,499
MCE Finance Ltd.
5.000%, 02/15/2021 (Acquired 02/06/2013 - 06/12/2013, Cost $100,615) (r)	101,000	97,212
Seven Seas Cruises S. De R.L., LLC
9.125%, 05/15/2019	67,000	73,365
		321,889
Media - 2.13%
CCO Holdings, LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	96,000	104,159
Entercom Radio, LLC
10.500%, 12/01/2019	50,000	57,000
MDC Partners Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013, Cost $63,170) (r)	62,000	63,085
Nara Cable Funding Limited
8.875%, 12/01/2018 (Acquired 02/28/2013 - 04/02/2013, Cost $66,450) (r)	63,000	66,780
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012 - 04/29/2013, Cost $79,957) (r)	75,000	80,063
Valassis Communications, Inc.
6.625%, 02/01/2021	95,000	94,287
Virgin Media Finance PLC
6.375%, 04/15/2023 (Acquired 02/07/2013 - 03/14/2013, Cost $41,227) (r)	40,000	40,000
		505,374
Multiline Retail - 1.18%
99 Cents Only Stores
11.000%, 12/15/2019	75,000	84,375
CST Brands, Inc.
5.000%, 05/01/2023 (Acquired 04/25/2013, Cost $86,003) (r)	84,000	79,590
Dillard's, Inc.
6.625%, 01/15/2018	25,000	27,438
7.130%, 08/01/2018	80,000	90,200
		281,603
Textiles, Apparel & Luxury Goods - 0.33%
Quiksilver Inc. / QS Wholesale Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 07/12/2013, Cost $40,142) (r)	40,000	41,900
10.000%, 08/01/2020 (Acquired 07/11/2013 - 08/01/2013, Cost $35,152) (r)	35,000	37,013
		78,913
TOTAL CONSUMER DISCRETIONARY		2,101,457
CONSUMER STAPLES - 1.28%
Food Products - 0.88%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 09/13/2013, Cost $52,374) (r)	52,000	53,365
Post Holdings, Inc.
7.375%, 02/15/2022	68,000	71,825
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 05/06/2013, Cost $86,847) (r)	83,000	84,868
		210,058
Household Products - 0.40%
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (Acquired 04/12/2012 - 07/12/2013, Cost $94,226) (r)	90,000	94,050
TOTAL CONSUMER STAPLES		304,108
ENERGY - 6.48%
Energy Equipment & Services - 3.25%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	80,000	84,200
Bill Barrett Corporation
7.000%, 10/15/2022	85,000	82,663
Bonanza Creek Energy Incorporated
6.750%, 04/15/2021	90,000	91,350
Gastar Exploration USA, Inc.
8.625%, 05/15/2018 (Acquired 05/10/2013 - 07/10/2013, Cost $83,211) (i) (r)	83,000	79,265
Globe Luxembourg SCA
9.625%, 05/01/2018 (Acquired 05/02/2013, Cost $56,154) (r)	58,000	59,160
Lone Pine Resources Canada Ltd.
10.375%, 02/15/2017 (g)	25,000	14,750
PHI, Inc.
8.625%, 10/15/2018	109,000	115,403
Shale-Inland Holdings LLC / Shale-Inland Finance Corporation
8.750%, 11/15/2019 (Acquired 10/26/2012 - 04/23/2013, Cost $65,883) (r)	65,000	64,025
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (Acquired 10/10/2012 - 06/04/2013, Cost $87,904) (r)	85,000	90,738
Unit Corporation
6.625%, 05/15/2021	90,000	92,700
		774,254
Oil, Gas & Consumable Fuels - 3.23%
Comstock Resources, Inc.
9.500%, 06/15/2020	73,000	79,935
Gulfport Energy Corporation
7.750%, 11/01/2020 (Acquired 10/17/2012 - 05/01/2013, Cost $117,248) (r)	115,000	120,750
Holly Energy Partners LP / Holly Energy Finance Corp.
6.500%, 03/01/2020	79,000	81,765
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (Acquired 08/09/2013, Cost $37,130) (r)	37,000	37,000
NGPL PipeCo LLC
9.625%, 06/01/2019 (Acquired 05/22/2012 - 05/02/2013, Cost $94,895) (r)	87,000	81,345
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC
8.875%, 03/15/2018	73,000	75,920
PBF Holding Company LLC / PBF Finance Corporation
8.250%, 02/15/2020	75,000	78,000
PetroQuest Energy, Inc.
10.000%, 09/01/2017 (Acquired 06/28/2013 - 09/03/2013, Cost $45,650) (r)	45,000	46,125
10.000%, 09/01/2017	45,000	46,125
Stone Energy Corporation
7.500%, 11/15/2022	114,000	120,270
		767,235
TOTAL ENERGY		1,541,489
FINANCIALS - 1.08%
Consumer Finance - 0.60%
Credit Acceptance Corporation
9.125%, 02/01/2017	50,000	53,250
SLM Corporation
8.000%, 03/25/2020	84,000	91,035
		144,285
Diversified Financial Services - 0.27%
PHH Corporation
6.375%, 08/15/2021	65,000	63,213
Insurance - 0.21%
Prudential Financial, Inc.
5.875%, 09/15/2042 (b)	50,000	49,250
TOTAL FINANCIALS		256,748
HEALTH CARE - 2.04%
Health Care Providers & Services - 1.48%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018	68,000	73,440
CHS/Community Health Systems, Inc.
8.000%, 11/15/2019	78,000	82,192
Envision Healthcare Corporation
8.125%, 06/01/2019	60,000	65,100
HCA Inc.
6.500%, 02/15/2020	50,000	54,313
Universal Hospital Services, Inc.
7.625%, 08/15/2020	75,000	77,813
		352,858
Health Care Technology - 0.23%
DJO Finance LLC
8.750%, 03/15/2018	50,000	54,625
Pharmaceuticals - 0.33%
ConvaTec Healthcare E S.A.
10.500%, 12/15/2018 (Acquired 12/31/2010 - 07/09/2013, Cost $74,342) (r)	70,000	79,450
TOTAL HEALTH CARE		486,933
INDUSTRIALS - 6.20%
Aerospace & Defense - 0.27%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	59,000	63,868
Building Products - 1.34%
Allegion US Holding Company, Inc.
5.750%, 10/01/2021 (Acquired 09/27/2013 - 09/30/2013, Cost $55,350) (d) (r)	55,000	55,550
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 11/21/2011 - 06/12/2013, Cost $94,715) (r)	90,000	96,974
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 03/06/2012 - 06/07/2013, Cost $68,650) (r)	65,000	71,663
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 06/25/2013, Cost $91,309) (r)	85,000	95,625
		319,812
Commercial Services & Supplies - 1.03%
International Lease Finance Corporation
8.250%, 12/15/2020	76,000	86,830
United Rentals (North America), Inc.
8.250%, 02/01/2021	70,000	78,050
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 09/24/2013, Cost $78,711) (i) (r)	77,000	79,695
		244,575
Construction & Engineering - 1.13%
RSI Home Products, Inc.
6.875%, 03/01/2018 (Acquired 02/15/2013 - 06/25/2013, Cost $83,566) (r)	82,000	85,075
Tutor Perini Corporation
7.625%, 11/01/2018	64,000	67,520
WCI Communities, Inc.
6.875%, 08/15/2021 (Acquired 07/31/2013, Cost $120,000) (r)	120,000	115,500
		268,095
Electrical Equipment - 0.38%
General Cable Corporation
5.750%, 10/01/2022 (Acquired 02/06/2013 - 08/08/2013, Cost $95,286) (r)	93,000	89,513
Industrial Conglomerates - 0.27%
Actuant Corporation
5.625%, 06/15/2022	65,000	65,325
Machinery - 1.40%
Mcron Finance Sub LLC / Mcron Finance Corporation
8.375%, 05/15/2019 (Acquired 04/20/2012 - 05/29/2013, Cost $87,636) (r)	84,000	92,189
Navistar International Corporation
8.250%, 11/01/2021	70,000	71,225
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
8.750%, 02/01/2019 (Acquired 01/24/2013 - 08/07/2013, Cost $84,925) (r)	85,000	84,788
Victor Technologies Group, Inc.
9.000%, 12/15/2017	80,000	86,600
		334,802
Road & Rail - 0.38%
Florida East Coast Railway Corp.
8.125%, 02/01/2017	85,000	89,569
TOTAL INDUSTRIALS		1,475,559
INFORMATION TECHNOLOGY - 2.77%
Communications Equipment - 0.17%
Nokia Oyj
5.375%, 05/15/2019	40,000	40,800
Computers & Peripherals - 0.24%
Denali Borrower LLC / Denali Finance Corporation
5.625%, 10/15/2020 (Acquired 09/23/2013, Cost $60,000) (d) (r)	60,000	58,575
Electronic Equipment, Instruments & Components - 1.24%
CommScope Holding Company, Inc.
6.625%, 06/01/2020 (Acquired 05/22/2013 - 07/30/2013, Cost $79,474) (p) (r)	80,000	80,000
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 12/31/2010 - 04/23/2013, Cost $53,133) (r)	50,000	54,375
8.050%, 02/01/2020	55,000	58,163
NXP B.V. and NXP Funding LLC
5.750%, 03/15/2023 (Acquired 05/06/2013 - 07/15/2013, Cost $106,431) (r)	103,000	102,227
		294,765
Software - 1.12%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (Acquired 08/15/2013 - 08/19/2013, Cost $79,394) (r)	78,000	79,560
Ceridian Corporation
8.875%, 07/15/2019 (Acquired 06/28/2012 - 07/16/2013, Cost $75,109) (r)	70,000	80,500
First Data Corporation
8.875%, 08/15/2020 (Acquired 12/31/2010 - 08/23/2012, Cost $46,747) (r)	45,000	49,838
8.750%, 01/15/2022 (Acquired 11/19/2012 - 07/08/2013, Cost $55,119) (p) (r)	53,884	56,443
		266,341
TOTAL INFORMATION TECHNOLOGY		660,481
MATERIALS - 6.74%
Chemicals - 2.70%
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	48,000	48,240
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	70,000	72,800
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 05/28/2013, Cost $52,378) (r)	51,000	53,295
Momentive Performance Materials Inc.
8.875%, 10/15/2020	80,000	84,400
10.000%, 10/15/2020	55,000	57,681
OMNOVA Solutions Inc.
7.875%, 11/01/2018	80,000	84,600
Perstorp Holding AB
8.750%, 05/15/2017 (Acquired 11/09/2012 - 06/07/2013, Cost $92,400) (r)	90,000	93,825
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 06/28/2013, Cost $69,708) (r)	65,000	73,775
US Coatings Acquisition Inc. / Axalta Coating Systems Dutch Holding B BV
7.375%, 05/01/2021 (Acquired 01/16/2013 - 05/07/2013, Cost $71,498) (r)	69,000	72,450
		641,066
Containers & Packaging - 0.22%
Tekni-Plex, Inc.
9.750%, 06/01/2019 (Acquired 05/10/2012 - 04/01/2013, Cost $48,635) (r)	47,000	53,110
Metals & Mining - 2.58%
A.M. Castle & Co.
12.750%, 12/15/2016	49,000	56,473
Atkore International, Inc.
9.875%, 01/01/2018	52,000	56,420
Century Aluminum Company
7.500%, 06/01/2021 (Acquired 05/23/2013 - 07/08/2013, Cost $83,434) (r)	85,000	79,050
Horsehead Holding Corp.
10.500%, 06/01/2017 (Acquired 07/19/2012 - 05/23/2013, Cost $77,211) (r)	75,000	80,813
Kaiser Aluminum Corporation
8.250%, 06/01/2020	72,000	80,820
Noranda Aluminum Acquisition Corporation
11.000%, 06/01/2019 (Acquired 03/01/2013 - 04/24/2013, Cost $75,219) (i) (r)	75,000	67,875
Rain CII Carbon LLC
8.000%, 12/01/2018 (Acquired 12/31/2010 - 09/06/2012, Cost $51,219) (r)	50,000	50,750
8.250%, 01/15/2021 (Acquired 12/14/2012 - 03/15/2013, Cost $46,908) (r)	45,000	45,450
SunCoke Energy, Inc.
7.625%, 08/01/2019	90,000	96,974
		614,625
Paper & Forest Products - 1.24%
Appvion, Inc.
11.250%, 12/15/2015	25,000	28,313
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 08/01/2013, Cost $90,645) (i) (r)	90,000	86,400
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 09/17/2012 - 05/29/2013, Cost $80,511) (r)	75,000	78,375
Verso Paper Holdings LLC / Verso Paper, Inc.
11.750%, 01/15/2019	80,000	83,000
8.750%, 02/01/2019	55,000	18,425
		294,513
TOTAL MATERIALS		1,603,314
TELECOMMUNICATION SERVICES - 0.58%
Diversified Telecommunication Services - 0.25%
Sable International Finance Ltd.
8.750%, 02/01/2020 (Acquired 01/20/2012 - 03/20/2013, Cost $58,145) (r)	54,000	59,670
Wireless Telecommunication Services - 0.33%
Wind Acquisition Finance S.A.
7.250%, 02/15/2018 (Acquired 06/12/2012 - 03/01/2013, Cost $18,835) (r)	20,000	20,800
Wind Acquisition Holdings Finance S.A.
12.250%, 07/15/2017 (Acquired 07/05/2011 - 07/15/2013, Cost $60,425) (p) (r)	58,606	58,166
		78,966
TOTAL TELECOMMUNICATION SERVICES		138,636
UTILITIES - 1.23%
Electric Utilities - 0.70%
Dynegy Inc.
5.875%, 06/01/2023 (Acquired 05/15/2013 - 07/02/2013, Cost $78,340) (r)	80,000	73,200
Energy Future Intermediate Holding Company LLC / EFIH Finance, Inc.
10.000%, 12/01/2020 (Acquired 12/31/2010 - 04/22/2013, Cost $94,888) (r)	88,000	92,840
		166,040
Independent Power Producers & Energy Traders - 0.53%
GenOn Americas Generation, LLC
8.500%, 10/01/2021	68,000	72,420
NRG Energy, Inc.
7.875%, 05/15/2021	50,000	53,750
		126,170
TOTAL UTILITIES		292,210
Total corporate bonds (Cost $8,820,881)		8,860,935

ASSET-BACKED SECURITIES - 1.33%
INDUSTRIALS - 1.33%
Airlines - 1.33%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 10/02/2022	54,096	56,936
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 01/02/2020 (i)	60,893	64,394
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 02/10/2024	49,830	54,315
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 01/02/2021 (Acquired 02/23/2012 - 07/03/2013, Cost $80,588) (r) (e) (i)	79,928	81,525
US Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 04/01/2021	54,960	59,907
TOTAL INDUSTRIALS		317,077
Total asset-backed securities (Cost $312,924)		317,077

TERM LOANS - 0.41%
CONSUMER DISCRETIONARY - 0.41%
Multiline Retail - 0.41%
J.C. Penney Company, Inc.
6.000%, 5/22/2018	99,750	97,041
TOTAL CONSUMER DISCRETIONARY		97,041
Total term loans (Cost $99,251)		97,041

Total long-term investments (Cost $21,480,305)		23,339,350

SHORT-TERM INVESTMENTS - 1.60%
Time Deposits - 1.60%
Standard Chartered Bank, 0.03%, 10/01/2013*	382,277	382,277
Total short-term investments (Cost $382,277)		382,277

Total investments - 99.67% (Cost $21,862,582)		23,721,627

Other assets in excess of liabilities - 0.33%		77,522

Net assets - 100.00%		$23,799,149

(a) -	Non-income producing security.
(b) -	The coupon rate shown on variable rate securities represents the rate at September 30, 2013.
(c) -	All or a portion of this security is segregated as collateral for delayed delivery securities.
(d) -	Delayed delivery security.
(e) -
Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $81,525 representing 0.34% of net assets.

(f) -	Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.
(g) -	Issuer is currently in default on its regularly scheduled interest payment.
(i) -	Illiquid security.
(p) -	Payment in-kind security.
(r) -
Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $4,599,377, representing 19.33% of net assets.

ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2013
Hotchkis & Wiley High Yield Fund (Unaudited)

CORPORATE BONDS - 85.56%	Principal Amount	Value
Aerospace/Defense - 0.54%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	$6,047,000	$6,545,877
Apparel/Textiles - 0.75%
Quiksilver Inc. / QS Wholesale Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 09/12/2013, Cost $5,415,210) (r)	5,355,000	5,609,363
10.000%, 08/01/2020 (Acquired 07/11/2013 - 08/01/2013, Cost $3,278,302) (r)	3,275,000	3,463,312
		9,072,675
Auto Loans - 0.72%
Credit Acceptance Corporation
9.125%, 02/01/2017	8,216,000	8,750,040
Auto Parts & Equipment - 1.85%
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011 - 07/31/2013, Cost $7,483,189) (r)	7,218,000	7,705,215
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	6,041,000	6,765,920
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 09/24/2010 - 09/06/2013, Cost $7,842,225) (i) (r)	7,425,000	8,000,438
		22,471,573
Automakers - 1.36%
Chrysler Group LLC / CG Co-Issuer Inc.
8.250%, 06/15/2021	7,915,000	8,904,375
Navistar International Corporation
8.250%, 11/01/2021	7,480,000	7,610,900
		16,515,275
Banking - 0.41%
Ally Financial Inc.
3.500%, 07/18/2016	4,950,000	5,011,875
Building & Construction - 4.57%
M/I Homes, Inc.
8.625%, 11/15/2018	6,460,000	6,976,800
Tutor Perini Corporation
7.625%, 11/01/2018	8,225,000	8,677,375
WCI Communities, Inc.
6.875%, 08/15/2021 (Acquired 07/31/2013, Cost $12,485,000) (r)	12,485,000	12,016,813
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023 (Acquired 01/28/2013 - 09/12/2013, Cost $9,625,003) (r)	9,458,000	9,126,970
William Lyon Homes, Inc.
8.500%, 11/15/2020	8,194,000	8,685,640
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 09/25/2013, Cost $9,843,732) (i) (r)	9,621,000	9,957,735
		55,441,333
Building Materials - 3.51%
Allegion US Holding Company, Inc.
5.750%, 10/01/2021 (Acquired 09/27/2013, Cost $6,741,980) (d) (r)	6,698,000	6,764,980
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 08/26/2011 - 09/12/2013, Cost $10,616,510) (r)	10,286,000	11,083,165
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 09/06/2011 - 06/07/2013, Cost $6,988,247) (r)	6,780,000	7,474,950
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 05/30/2013, Cost $7,706,493) (r)	7,255,000	8,161,875
RSI Home Products, Inc.
6.875%, 03/01/2018 (Acquired 02/15/2013 - 08/06/2013, Cost $8,957,289) (r)	8,803,000	9,133,113
		42,618,083
Chemicals - 6.04%
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	5,812,000	5,841,060
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018 (c)	7,420,000	7,716,800
Momentive Performance Materials Inc.
8.875%, 10/15/2020	7,903,000	8,337,665
10.000%, 10/15/2020	5,270,000	5,526,912
OMNOVA Solutions Inc.
7.875%, 11/01/2018	8,215,000	8,687,363
Perstorp Holding AB
8.750%, 05/15/2017 (Acquired 11/09/2012 - 06/11/2013, Cost $10,385,575) (r)	10,160,000	10,591,800
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 08/12/2013, Cost $7,874,792) (r)	7,445,000	8,450,075
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
8.750%, 02/01/2019 (Acquired 01/24/2013 - 08/07/2013, Cost $8,841,525) (r)	8,845,000	8,822,888
US Coatings Acquisition Inc. / Axalta Coating Systems Dutch Holding B BV
7.375%, 05/01/2021 (Acquired 01/16/2013 - 07/22/2013, Cost $9,124,365) (r)	8,879,000	9,322,950
		73,297,513
Computer Hardware - 0.54%
Denali Borrower LLC / Denali Finance Corporation
5.625%, 10/15/2020 (Acquired 09/23/2013, Cost $6,705,000) (d) (r)	6,705,000	6,545,756
Consumer - Products - 0.77%
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (Acquired 04/12/2012 - 07/12/2013, Cost $9,349,969) (r)	8,961,000	9,364,245
Consumer/Commercial/Lease Financing - 2.43%
CIT Group, Inc.
5.500%, 02/15/2019 (Acquired 05/24/2012 - 08/23/2013, Cost $8,729,432) (r)	8,572,000	9,043,460
International Lease Finance Corporation
8.250%, 12/15/2020 (c)	9,449,000	10,795,483
SLM Corporation
8.000%, 03/25/2020	8,902,000	9,647,542
		29,486,485
Department Stores - 1.02%
Dillard's, Inc.
6.625%, 01/15/2018 (c)	4,898,000	5,375,555
7.130%, 08/01/2018 (c)	6,174,000	6,961,185
		12,336,740
Discount Stores - 0.66%
99 Cents Only Stores
11.000%, 12/15/2019	7,107,000	7,995,375
Diversified Capital Goods - 1.81%
A.M. Castle & Co.
12.750%, 12/15/2016	5,025,000	5,791,313
Actuant Corporation
5.625%, 06/15/2022 (c)	6,703,000	6,736,515
General Cable Corporation
5.750%, 10/01/2022 (Acquired 02/06/2013 - 08/08/2013, Cost $10,071,275) (r)	9,813,000	9,445,012
		21,972,840
Electric - Generation - 2.98%
Dynegy Inc.
5.875%, 06/01/2023 (Acquired 05/15/2013 - 07/02/2013, Cost $9,689,808) (r)	9,770,000	8,939,550
Energy Future Intermediate Holding Company LLC / EFIH Finance, Inc.
10.000%, 12/01/2020 (Acquired 11/16/2009 - 05/22/2013, Cost $11,278,727) (r)	10,402,000	10,974,110
GenOn Americas Generation, LLC
8.500%, 10/01/2021	9,733,000	10,365,645
NRG Energy, Inc.
7.875%, 05/15/2021	5,457,000	5,866,275
		36,145,580
Electronics - 2.63%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 04/20/2010 - 04/23/2013, Cost $5,271,376) (r)	5,082,000	5,526,675
8.050%, 02/01/2020	5,750,000	6,080,625
Nokia Oyj
5.375%, 05/15/2019	6,395,000	6,522,900
NXP B.V. and NXP Funding LLC
5.750%, 03/15/2023 (Acquired 05/06/2013 - 07/15/2013, Cost $14,349,805) (r)	13,900,000	13,795,750
		31,925,950
Energy - Exploration & Production - 6.74%
Bill Barrett Corporation
7.000%, 10/15/2022	9,528,000	9,265,980
Bonanza Creek Energy Incorporated
6.750%, 04/15/2021	9,526,000	9,668,890
Comstock Resources, Inc.
9.500%, 06/15/2020	9,365,000	10,254,675
Gastar Exploration USA, Inc.
8.625%, 05/15/2018 (Acquired 05/10/2013 - 08/07/2013, Cost $8,973,787) (i) (r)	8,965,000	8,561,575
Gulfport Energy Corporation
7.750%, 11/01/2020 (Acquired 10/17/2012 - 05/06/2013, Cost $13,121,948) (r)	12,854,000	13,496,700
Lone Pine Resources Canada Ltd.
10.375%, 02/15/2017 (g)	3,325,000	1,961,750
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (Acquired 08/09/2013, Cost $3,976,226) (r)	3,963,000	3,963,000
PetroQuest Energy, Inc.
10.000%, 09/01/2017 (Acquired 06/28/2013 - 09/03/2013, Cost $5,004,113) (r)	4,975,000	5,099,375
10.000%, 09/01/2017	6,850,000	7,021,250
Stone Energy Corporation
7.500%, 11/15/2022	11,886,000	12,539,730
		81,832,925
Food - Wholesale - 2.56%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 09/13/2013, Cost $6,052,336) (r)	6,008,000	6,165,710
Post Holdings, Inc.
7.375%, 02/15/2022	7,918,000	8,363,388
Shearer's Foods LLC / Chip Finance Corporation
9.000%, 11/01/2019 (Acquired 10/24/2012 - 07/16/2013, Cost $8,531,640) (r)	8,064,000	8,467,200
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 03/06/2013, Cost $8,242,763) (r)	7,961,000	8,140,122
		31,136,420
Forestry/Paper - 2.82%
Appvion, Inc.
11.250%, 12/15/2015	3,995,000	4,524,338
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 09/11/2013, Cost $9,705,559) (c) (i) (r)	9,660,000	9,273,600
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 06/20/2012 - 09/10/2013, Cost $9,946,002) (r)	9,500,000	9,927,500
Verso Paper Holdings LLC / Verso Paper, Inc.
11.750%, 01/15/2019	8,245,000	8,554,187
8.750%, 02/01/2019	5,845,000	1,958,075
		34,237,700
Gaming - 2.23%
CityCenter Holdings LLC / CityCenter Finance Corporation
10.750%, 01/15/2017 (p)	5,699,699	6,141,426
MCE Finance Ltd.
5.000%, 02/15/2021 (Acquired 01/29/2013 - 08/07/2013, Cost $11,201,942) (r)	11,234,000	10,812,725
MGM Resorts International
7.750%, 03/15/2022	9,310,000	10,136,262
		27,090,413
Gas Distribution - 2.15%
Holly Energy Partners LP / Holly Energy Finance Corp.
6.500%, 03/01/2020	8,170,000	8,455,950
NGPL PipeCo LLC
9.625%, 06/01/2019 (Acquired 05/22/2012 - 05/02/2013, Cost $9,709,780) (r)	9,008,000	8,422,480
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC
8.875%, 03/15/2018	8,932,000	9,289,280
		26,167,710
Health Facilities - 2.03%
Capella Healthcare, Inc.
9.250%, 07/01/2017	5,583,000	5,987,767
CHS/Community Health Systems, Inc.
8.000%, 11/15/2019	8,421,000	8,873,629
HCA Inc.
6.500%, 02/15/2020 (c)	8,965,000	9,738,231
		24,599,627
Health Services - 2.02%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018	7,056,000	7,620,480
Envision Healthcare Corporation
8.125%, 06/01/2019	6,086,000	6,603,310
Universal Hospital Services, Inc.
7.625%, 08/15/2020	9,973,000	10,346,988
		24,570,778
Hotels - 0.50%
RHP Hotel Properties LP / RHP Finance Corporation
5.000%, 04/15/2021 (Acquired 03/27/2013 - 08/01/2013, Cost $6,431,991) (r)	6,466,000	6,094,205
Household & Leisure Products - 1.23%
BC Mountain LLC / BC Mountain Finance, Inc.
7.000%, 02/01/2021 (Acquired 01/25/2013 - 07/03/2013, Cost $8,316,930) (r)	8,129,000	8,108,677
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 08/26/2013, Cost $6,881,033) (r)	6,715,000	6,849,300
		14,957,977
Leisure - 0.61%
Seven Seas Cruises S. De R.L., LLC
9.125%, 05/15/2019	6,799,000	7,444,905
Machinery - 1.23%
Mcron Finance Sub LLC / Mcron Finance Corporation
8.375%, 05/15/2019 (Acquired 04/20/2012 - 07/25/2013, Cost $7,941,870) (r)	7,685,000	8,434,287
Victor Technologies Group, Inc.
9.000%, 12/15/2017	6,030,000	6,527,475
		14,961,762
Media - Broadcast - 1.20%
Entercom Radio, LLC
10.500%, 12/01/2019	5,108,000	5,823,120
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012 - 05/22/2013, Cost $8,732,162) (r)	8,215,000	8,769,512
		14,592,632
Media - Cable - 2.56%
CCO Holdings, LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	10,730,000	11,642,050
Nara Cable Funding Limited
8.875%, 12/01/2018 (Acquired 02/28/2013 - 07/19/2013, Cost $10,320,956) (r)	9,868,000	10,460,080
Virgin Media Finance PLC
6.375%, 04/15/2023 (Acquired 02/07/2013 - 06/13/2013, Cost $9,441,596) (r)	9,045,000	9,045,000
		31,147,130
Media - Services - 0.72%
MDC Partners Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013 - 09/12/2013, Cost $8,735,722) (r)	8,559,000	8,708,783
Medical Products - 1.04%
DJO Finance LLC
8.750%, 03/15/2018	6,224,000	6,799,720
Grifols Inc.
8.250%, 02/01/2018	5,355,000	5,776,706
		12,576,426
Metals/Mining Excluding Steel - 5.18%
Century Aluminum Company
7.500%, 06/01/2021 (Acquired 05/23/2013 - 07/16/2013, Cost $8,737,114) (r)	8,905,000	8,281,650
Horsehead Holding Corp.
10.500%, 06/01/2017 (Acquired 07/19/2012 - 05/23/2013, Cost $8,160,394) (r)	7,940,000	8,555,350
Kaiser Aluminum Corporation
8.250%, 06/01/2020	8,267,000	9,279,708
Noranda Aluminum Acquisition Corporation
11.000%, 06/01/2019 (Acquired 03/01/2013 - 05/22/2013, Cost $8,882,450) (i) (r)	8,890,000	8,045,450
Rain CII Carbon LLC
8.000%, 12/01/2018 (Acquired 11/23/2010 - 09/06/2012, Cost $6,685,335) (r)	6,557,000	6,655,355
8.250%, 01/15/2021 (Acquired 12/14/2012 - 08/26/2013, Cost $5,111,540) (r)	4,975,000	5,024,750
Shale-Inland Holdings LLC / Shale-Inland Finance Corporation
8.750%, 11/15/2019 (Acquired 10/26/2012 - 07/30/2013, Cost $8,848,461) (r)	8,630,000	8,500,550
SunCoke Energy, Inc.
7.625%, 08/01/2019	8,004,000	8,624,310
		62,967,123
Oil Field Equipment & Services - 4.38%
Atwood Oceanics, Inc.
6.500%, 02/01/2020 (c)	8,775,000	9,235,687
Globe Luxembourg SCA
9.625%, 05/01/2018 (Acquired 05/02/2013, Cost $5,789,769) (r)	5,981,000	6,100,620
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 05/28/2013, Cost $5,458,870) (r)	5,320,000	5,559,400
PHI, Inc.
8.625%, 10/15/2018	10,416,000	11,027,940
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (Acquired 10/10/2012 - 05/02/2013, Cost $10,474,888) (r)	10,130,000	10,813,775
Unit Corporation
6.625%, 05/15/2021	10,153,000	10,457,590
		53,195,012
Oil Refining & Marketing - 0.71%
PBF Holding Company LLC / PBF Finance Corporation
8.250%, 02/15/2020	8,270,000	8,600,800
Packaging - 0.57%
Tekni-Plex, Inc.
9.750%, 06/01/2019 (Acquired 05/10/2012 - 08/21/2013, Cost $6,311,960) (r)	6,164,000	6,965,320
Pharmaceuticals - 0.72%
ConvaTec Healthcare E S.A.
10.500%, 12/15/2018 (Acquired 12/28/2010 - 08/28/2013, Cost $8,121,371) (r)	7,689,000	8,727,015
Printing & Publishing - 0.80%
Valassis Communications, Inc.
6.625%, 02/01/2021	9,844,000	9,770,170
Railroads - 0.66%
Florida East Coast Railway Corp.
8.125%, 02/01/2017	7,584,000	7,991,640
Restaurants - 1.57%
El Pollo Loco, Inc.
17.000%, 01/01/2018 (Acquired 03/12/2013 - 07/01/2013, Cost $8,533,649) (i) (p) (r)	8,369,954	8,830,385
Ruby Tuesday, Inc.
7.625%, 05/15/2020	10,040,000	10,240,800
		19,071,185
Software/Services - 2.34%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (Acquired 08/15/2013 - 08/19/2013, Cost $6,861,556) (c) (r)	6,747,000	6,881,940
Ceridian Corporation
8.875%, 07/15/2019 (Acquired 06/28/2012 - 07/16/2013, Cost $7,903,807) (r)	7,455,000	8,573,250
First Data Corporation
8.875%, 08/15/2020 (Acquired 08/11/2010 - 04/22/2013, Cost $6,964,218) (r)	6,637,000	7,350,478
8.750%, 01/15/2022 (Acquired 11/19/2012 - 07/08/2013, Cost $5,450,406) (p) (r)	5,364,000	5,618,790
		28,424,458
Specialty Retail - 0.71%
CST Brands, Inc.
5.000%, 05/01/2023 (Acquired 04/25/2013 - 08/22/2013, Cost $9,337,135) (r)	9,128,000	8,648,780
Steel Producers/Products - 0.58%
Atkore International, Inc.
9.875%, 01/01/2018	6,505,000	7,057,925
Support - Services - 2.35%
Aguila 3 S.A.
7.875%, 01/31/2018 (Acquired 08/09/2013 - 09/10/2013, Cost $3,701,563) (r)	3,525,000	3,701,250
7.875%, 01/31/2018 (Acquired 07/30/2013 - 08/08/2013, Cost $6,112,060) (r)	5,873,000	6,166,650
PHH Corporation
6.375%, 08/15/2021	9,195,000	8,942,138
United Rentals (North America), Inc.
8.250%, 02/01/2021	8,777,000	9,786,355
		28,596,393
Telecom - Integrated/Services - 0.68%
Sable International Finance Ltd.
8.750%, 02/01/2020 (Acquired 01/20/2012 - 07/23/2013, Cost $8,062,961) (r)	7,417,000	8,195,785
Telecom - Wireless - 1.34%
Wind Acquisition Finance S.A.
7.250%, 02/15/2018 (Acquired 06/08/2012 - 05/01/2013, Cost $6,690,697) (r)	6,704,000	6,972,160
Wind Acquisition Holdings Finance S.A.
12.250%, 07/15/2017 (Acquired 01/05/2011 - 07/15/2013, Cost $9,508,189) (p) (r)	9,399,294	9,328,799
		16,300,959
Telecommunications Equipment - 0.74%
CommScope Holding Company, Inc.
6.625%, 06/01/2020 (Acquired 05/22/2013 - 07/31/2013, Cost $8,863,766) (p) (r)	8,935,000	8,935,000
Total corporate bonds (Cost $1,027,578,192)		1,039,064,173

ASSET-BACKED SECURITIES- 3.72%
Airlines - 3.72%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 10/02/2022	6,849,042	7,208,617
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 01/02/2020 (i)	7,772,929	8,219,872
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 02/10/2024	4,621,894	5,037,865
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 01/02/2021 (Acquired 06/23/2010 - 07/03/2013, Cost $8,286,270) (e) (i)	8,366,978	8,534,318
US Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 4/01/2021	7,289,741	7,945,817
US Airways Pass Through Trust - Class C - Series 2012-1
9.125%, 10/01/2015	7,993,931	8,233,749
Total asset-backed securities (Cost $44,146,053)		45,180,238

CONVERTIBLE BONDS - 0.90%
Auto Parts & Equipment - 0.90%
Meritor, Inc.
7.875%, 03/01/2026 (Acquired 11/29/2012 - 09/05/2013, Cost $4,074,521) (r)	3,880,000	4,886,375
4.000%, 02/15/2027 (b)	6,563,000	6,029,756
Total convertible bonds (Cost $9,328,635)		10,916,131

TERM LOANS - 1.20%
Department Stores - 1.00%
J.C. Penney Company, Inc.
6.000%, 5/21/2018	12,468,750	12,130,099
Energy - Exploration & Production - 0.20%
Fieldwood Energy LLC
8.375%, 9/30/2020 (d)	2,500,000	2,496,100
Total term loans (Cost $14,831,406)		14,626,199
	Shares
CONVERTIBLE PREFERRED STOCKS - 0.70%	Held
Auto Parts & Equipment - 0.70%
The Goodyear Tire & Rubber Company, 5.875%	134,110	8,540,125
Total convertible preferred stocks (Cost $5,842,669)		8,540,125
PREFERRED STOCKS - 3.60%
Banking - 2.85%
Countrywide Capital V, 7.000%	348,288	8,783,823
GMAC Capital Trust I - Series 2, 8.125% (b)	236,615	6,329,451
The Royal Bank of Scotland Group Public Limited Company, 6.600%	459,571	9,848,607
Synovus Financial Corp., 7.875% (b)	363,200	9,592,112
		34,553,993
Hotels - 0.71%
Strategic Hotels & Resorts, Inc. - Series A, 8.500%	201,539	4,599,120
Strategic Hotels & Resorts, Inc. - Series C, 8.250%	177,700	4,062,222
		8,661,342
Investments & Miscellaneous Financial Services - 0.04%
Federal Home Loan Mortgage Corporation - Series Z (a)	85,086	497,753
Total preferred stocks (Cost $40,677,897)		43,713,088

COMMON STOCKS - 1.07%
Automakers - 0.64%
General Motors Company (a)	67,091	2,413,263
General Motors Company - Escrow (a) (f) (i)	352,400	0
Motors Liquidation Company GUC Trust (a)	149,215	5,289,672
		7,702,935
Investments & Miscellaneous Financial Services - 0.43%
Citigroup Inc.	108,626	5,269,447
Total common stocks (Cost $9,217,088)		12,972,382

Total long-term investments (Cost $1,151,621,940)		1,175,012,336

SHORT-TERM INVESTMENTS - 2.44%	Principal Amount
Time Deposits - 2.44%
Standard Chartered Bank, 0.03%, 10/01/2013*	$29,650,678	29,650,678
Total short-term investments (Cost $29,650,678)		29,650,678

Total investments - 99.19% (Cost $1,181,272,618)		1,204,663,014

Other assets in excess of liabilities - 0.81%		9,785,494

Net assets - 100.00%		$1,214,448,508

(a) -	Non-income producing security.
(b) -	The coupon rate shown on variable rate securities represents the rate at September 30, 2013.
(c) -	All or a portion of this security is segregated as collateral for bridge loan commitments and delayed delivery securities.
(d) -	Delayed delivery security.
(e) -
Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $8,534,318 representing 0.70% of net assets.

(f) -	Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.
(g) -	Issuer is currently in default on its regularly scheduled interest payment.
(i) -	Illiquid security.
(p) -	Payment in-kind security.
(r) -
Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $545,438,908, representing 44.91% of net assets.

* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

	Diversified	Large Cap	Mid-Cap	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$424,060,629	$664,777,249	$2,261,341,014	$635,644,618
Gross unrealized appreciation	71,596,804	97,724,480	298,262,717	133,983,351
Gross unrealized depreciation	(66,109,187)	(99,621,450)	(76,745,107)	(36,789,805)
Net unrealized appreciation (depreciation)	$5,487,617	$(1,896,970)	$221,517,610	$97,193,546

	Global Value Fund	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Cost of investments	$2,390,206	$249,347,002	$21,862,582	$1,181,272,618
Gross unrealized appreciation	300,185	31,498,682	2,257,639	42,882,721
Gross unrealized depreciation	(41,533)	(10,922,601)	(398,594)	(19,492,325)
Net unrealized appreciation	$258,652	$20,576,081	$1,859,045	$23,390,396

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
•
Level 2 — Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 — Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2013:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$419,779,238	$640,118,006	$2,394,304,484	$672,018,661
Investment Companies	-	-	-	26,392,192
Money Market Funds	-	10,677,500	10,349,871	20,091,095
Level 2 --- Other significant observable market inputs:
Time Deposits	9,769,008	12,084,773	78,204,269	14,336,216
Level 3 --- Significant unobservable inputs	-	-	-	-

Total Investments	$429,548,246	$662,880,279	$2,482,858,624	$732,838,164

	Global Value Fund	Value Opportunities Fund	Capital Income Fund	High Yield Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$1,769,052	$199,508,175	$13,374,938	$12,972,382
Investment Companies	-	826,220	-	-
Preferred Stocks	-	672,007	456,812	43,713,088
Convertible Preferred Stocks	-	-	87,713	8,540,125
Purchased Put Options	-	1,030,000	-	-
Warrants	-	2,224,730	-	-
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	154,044	10,100,376	-	-
Consumer Staples	114,395	-	-	-
Financials	204,070	22,310,542	-	-
Health Care	93,817	-	-	-
Industrials	207,438	15,551,870	-	-
Information Technology	21,480	2,781,736	-	-
Telecommunication Services	40,285	3,870,479	-	-
Utilities	24,923	-	-	-
Preferred Stocks:
Financials	-	1,179,552	-	-
Convertible Bonds	-	-	144,834	10,916,131
Corporate Bonds	-	6,986,250	8,860,935	1,039,064,173
Asset-Backed Securities	-	-	317,077	45,180,238
Purchased Put Options:
Materials	-	1,279,500	-	-
Term Loans	-	-	97,041	14,626,199
Time Deposits	19,354	1,601,646	382,277	29,650,678
Level 3 --- Significant unobservable inputs	-	-	-	-

Total Investments	$2,648,858	$269,923,083	$23,721,627	$1,204,663,014

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $26,091 for the Global Value Fund using market values as of September 30, 2013.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading on September 30, 2013. There were no transfers into or out of Level 1 or Level 2 during the three months ended September 30, 2013 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Value Opportunities Fund, Capital Income Fund and High Yield Fund.  Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2013, the High Yield Fund had outstanding bridge loan commitments of $8,500,000.

Item 2. Controls and Procedures.

(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis and Wiley Funds

By (Signature and Title) /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer

Date 11/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer

Date 11/26/13

By (Signature and Title) /s/ James Menvielle
James Menvielle
Treasurer / Principal Financial Officer

Date  11/26/13